G1 Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Employee Benefits Expenses [Abstract]
Summary of Amount Recognized in the Consolidated Balance Sheet

Amount recognized in the Consolidated balance sheet
	Sweden	US	UK	Other	Total
2022
Defined benefit obligation (DBO)	50,441	5,365	9,866	18,019	83,691
Fair value of plan assets	28,521	5,111	11,999	14,849	60,480
Deficit/surplus (+/–)	21,920	254	(2,133)	3,170	23,211
Plans with net surplus, excluding asset ceiling 1)	—	298	2,137	1,715	4,150
Provision for post-employment benefits 2)	21,920	552	4	4,885	27,361

2021
Defined benefit obligation (DBO)	58,754	18,463	17,071	19,255	113,543
Fair value of plan assets	29,876	18,254	19,427	13,798	81,355
Deficit/surplus (+/–)	28,878	209	(2,356)	5,457	32,188
Plans with net surplus, excluding asset ceiling 1)	—	450	2,802	610	3,862
Provision for post-employment benefits 2)	28,878	659	446	6,067	36,050
1)
Plans with a net surplus, i.e., where plan assets exceed DBO, are reported as Other financial assets, non-current,
see note F3 “Financial assets,
non-current.”
The asset ceiling increased during the year to SEK 584 (540) million.

2)	Plans with net liabilities are reported in the balance sheet as Post-employment benefits, non-current.

Summary of Pension Costs for Defined Contribution Plans and Defined Benefit Plans

Pension costs for defined contribution plans and defined benefit plans
	Sweden	US	UK	Other	Total
2022
Pension cost for defined contribution plans	1,192	542	128	1,209	3,071
Pension cost for defined benefit plans 1)	2,144	160	(22)	1,204	3,486
Total	3,336	702	106	2,413	6,557
Total pension cost expressed as a percentage of wages and salaries					8.9%

2021
Pension cost for defined contribution plans	1,199	460	138	1,084	2,881
Pension cost for defined benefit plans	1,920	97	(6)	931	2,942
Total	3,119	557	132	2,015	5,823
Total pension cost expressed as a percentage of wages and salaries					9.3%

2020
Pension cost for defined contribution plans	963	415	136	664	2,178
Pension cost for defined benefit plans	1,783	13	(4)	993	2,785
Total	2,746	428	132	1,657	4,963
Total pension cost expressed as a percentage of wages and salaries					8.1%

1)	For the UK plans, negative cost was due to interest income of SEK 355 million exceeding interest cost of SEK 312 million during the year.

Summary of Change in the Net Defined Benefit Obligation
Change in the net defined benefit obligation

Change in the net defined benefit obligation
	Present value of obligation 2022 1)	Fair value of plan assets 2022	Total 2022	Present value of obligation 2021 1)	Fair value of plan assets 2021	Total 2021
Opening balance	113,543	(81,355)	32,188	108,188	(73,611)	34,577
Included in the income statement 2)
Current service cost	2,772	—	2,772	2,644	—	2,644
Past service cost and gains and losses on settlements	311	—	311	1	—	1
Interest cost/income (+/–)	1,716	(1,475)	241	1,463	(1,240)	223
Taxes and administrative expenses	—	62	62	—	41	41
Other	43	1	44	10	(17)	(7)
	4,842	(1,412)	3,430	4,118	(1,216)	2,902
Remeasurements
Return on plan assets excluding amounts in interest expense/income	—	14,135	14,135	—	(3,526)	(3,526)
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	1,118	—	1,118	(49)	—	(49)
Actuarial gains/losses (–/+) arising from changes in financial assumptions	(29,031)	—	(29,031)	(287)	—	(287)
Experience-based gains/losses (–/+)	3,236	—	3,236	350	—	350
	(24,677)	14,135	(10,542)	14	(3,526)	(3,512)
Other changes
Translation difference	3,381	(3,297)	84	3,951	(3,764)	187
Contributions and payments from:
Employers 3)	(1,302)	(652)	(1,954)	(1,260)	(679)	(1,939)
Plan participants	334	(325)	9	285	(270)	15
Payments from plans:
Benefit payments	(1,806)	1,806	—	(1,825)	1,825	—
Settlements	(10,759)	10,755	(4)	(12)	—	(12)
Business combinations and divestments	—	—	—	84	(114)	(30)
Other	135	(135)	—	—	—	—
Closing balance	83,691	(60,480)	23,211	113,543	(81,355)	32,188

1)	The weighted average duration of DBO is 18.3 (20.4) years.
2)	Excludes the impact of the asset ceiling of SEK 55 (40) million in 2022.
3)	The expected contribution to the plans during 2023 is SEK 2.2 billion.

Summary of Present Value of the Defined Benefit Obligation

Present value of the defined benefit obligation
	Sweden	US	UK	Other	Total
2022
DBO, closing balance	50,441	5,365	9,866	18,019	83,691
Of which partially or fully funded	50,441	4,812	9,866	14,417	79,536
Of which unfunded	—	553	—	3,602	4,155

2021
DBO, closing balance	58,754	18,463	17,071	19,255	113,543
Of which partially or fully funded	58,754	17,805	17,071	15,574	109,204
Of which unfunded	—	658	—	3,681	4,339

Summary of Asset Allocation by Asset Type and Geography

Asset allocation by asset type and geography 1)
	Sweden	US	UK	Other	Total	Of which unquoted 2)
2022
Cash and cash equivalents	1,151	184	449	88	1,872	6%
Equity securities	6,803	419	1,113	2,791	11,126	50%
Debt securities	14,114	3,646	5,818	8,539	32,117	28%
Real estate	5,577	—	199	603	6,379	100%
Investment funds	917	789	2,417	578	4,701	74%
Assets held by insurance company	—	—	1,872	1,717	3,589	100%
Other	(41)	73	131	533	696	15%
Total	28,521	5,111	11,999	14,849	60,480
Of which real estate occupied by the Company	—	—	—	—	—
Of which securities issued by the Company	—	—	—	—	—

2021
Cash and cash equivalents	1,100	500	1,468	46	3,114	33%
Equity securities	7,619	659	3,823	2,651	14,752	58%
Debt securities	14,427	15,817	12,705	7,999	50,948	44%
Real estate	5,157	—	195	594	5,946	100%
Investment funds	1,782	1,247	—	484	3,513	64%
Assets held by insurance company	—	—	—	1,597	1,597	100%
Other	(209)	31	1,236	427	1,485	69%
Total	29,876	18,254	19,427	13,798	81,355
Of which real estate occupied by the Company	—	—	—	—	—
Of which securities issued by the Company	—	—	—	—	—

1)	Asset class is presented based on the underlying exposure of the investment. This includes direct investment in securities or investment through pooled funds that invest in an asset class.
2)	Unquoted refers to assets classified as fair value level 2 and 3. Unquoted assets comprise mainly investments in pooled investment vehicles.

Summary of Financial and Demographic Actuarial Assumptions

Financial and demographic actuarial assumptions
	2022			2021
	Sweden	US	UK	Sweden	US	UK
Financial assumptions
Discount rate	2.0%	5.4%	4.9%	0.6%	2.7%	1.8%
Inflation rate	2.3%	2.5%	3.1%	2.0%	2.5%	3.2%
Salary increase rate	2.8%	3.0%	—	2.8%	3.5%	—
Demographic assumptions
Life expectancy after age 65 in years	23	22	23	23	23	23

Summary of Total Remeasurements in Other Comprehensive Income (Loss) Related to Post-Employment Benefits

Total remeasurements in Other comprehensive income related to post-employment benefits
	2022	2021
Actuarial gains and losses (+/–)	8,943	3,255
The effect of asset ceiling	127	25
Swedish special payroll taxes	1,599	257
Total	10,669	3,537

Summary of Sensitivity Analysis of Significant Actuarial Assumptions

Sensitivity analysis of significant actuarial assumptions, SEK billion
	2022
Impact on the DBO of a change in assumptions	Sweden	US	UK
Financial assumptions
Discount rate -0.5%	5.9	0.3	0.9
Discount rate +0.5%	(5.2)	(0.2)	(0.8)
Inflation rate -0.5%	(4.1)	—	(0.6)
Inflation rate +0.5%	7.0	—	0.6
Salary increase rate -0.5%	(1.8)	—	—
Salary increase rate +0.5%	1.9	—	—
Demographic assumptions
Longevity - 1 year	(2.4)	(0.1)	(0.3)
Longevity + 1 year	2.4	0.1	0.3